SUPPLEMENT DATED FEBRUARY 23, 2015
to

PROSPECTUS DATED MAY 1, 2006
FOR FUTURITY

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT F

Effective on or about May 1, 2015, ClearBridge Variable Equity Income Portfolio will change its name to ClearBridge Variable Dividend Strategy Portfolio.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Futurity US 2/2015